FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrant liabilities	$ 7,999	$ 0
Private Placement
Class of Warrant or Right [Line Items]
Warrant liabilities	$ 8,000